Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	1,962,240
Proposed Maximum Offering Price per Unit	11.74
Maximum Aggregate Offering Price	$ 23,036,697.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,181.37
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Pursuant to Rules 457(c) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is $11.74 (the average of the high and low prices of our Class A Common Stock as reported on the NYSE on July 27, 2026).